Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Other Financial Items, net
Interest Expense	0		0		0
Interest Income
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	504.1		700.8		1,241.9
Interest Income
Not Designated as Hedging Instrument | Cross Currency Interest Rate Swaps | Less Than 1 Year
Derivative Instruments, Gain (Loss) [Line Items]
Other Financial Items, net					(3.8)
Interest Expense					0.1
Interest Income
Not Designated as Hedging Instrument | Foreign Exchange Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Nominal Volume	504.1	[1]	700.8	[2]	1,241.9	[3]
Other Financial Items, net	(1.1)		(4.0)		6.8
Interest Expense	0		(0.1)		0.2
Interest Income

[1]	Net amount after deducting for offsetting swaps $425.4 million.
[2]	Net amount after deducting for offsetting swaps $554.8 million.
[3]	Net amount after deducting for offsetting swaps $845.2 million.